NATIONWIDE

VA SEPARATE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and subsidiary and

Contract Owners of Nationwide VA Separate Account-C:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
Nationwide Funds Group NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	January 14, 2016 to December 31, 2016 and the year ended December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

FIDELITY INVESTMENTS

  Equity-Income Portfolio - Initial Class (FEIP)

  VIP Overseas Portfolio - Initial Class (FOP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Value Portfolio: Class 1 (JPMMV1)

  Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)

  Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)

NATIONWIDE FUNDS GROUP

  Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT S&P 500 Index Fund Class II (GVEX2)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
Equity-Income Portfolio - Initial Class (FEIP)
538,428 shares (cost $11,132,869)	$12,863,052
VIP Overseas Portfolio - Initial Class (FOP)
101,899 shares (cost $1,691,271)	2,330,437
Mid Cap Value Portfolio: Class 1 (JPMMV1)
335,303 shares (cost $3,672,899)	3,966,639
Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)
2,425,179 shares (cost $26,635,806)	26,531,462
Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)
597,277 shares (cost $11,212,956)	19,369,695
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
30,557 shares (cost $322,909)	357,828
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
71,771 shares (cost $810,518)	813,163
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
77,470 shares (cost $854,831)	852,943
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
73,420 shares (cost $709,899)	720,251
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
6,837 shares (cost $74,249)	74,384
NVIT Nationwide Fund - Class I (TRF)
548,179 shares (cost $7,468,623)	10,475,697
NVIT Money Market Fund - Class I (SAM)
36,766,363 shares (cost $36,766,363)	36,766,363
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
64,709 shares (cost $703,754)	764,859
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
34,874 shares (cost $390,303)	395,824
NVIT S&P 500 Index Fund Class II (GVEX2)
55,421 shares (cost $891,193)	967,645

Total Investments	$117,250,242

Other Accounts Receivable	49
Accounts Receivable - Equity-Income Portfolio - Initial Class (FEIP)	1,301
Accounts Receivable - VIP Overseas Portfolio - Initial Class (FOP)	683
Accounts Receivable - Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)	114
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	885
Accounts Receivable - NVIT Money Market Fund - Class I (SAM)	631

$117,253,905

Contract Owners’ Equity:
Accumulation units	116,624,129
Contracts in payout (annuitization) period (note 1f)	629,776

Total Contract Owners’ Equity (note 5)	$117,253,905

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	FEIP	FOP	JPMMV1	OGBDP	OGDEP	NVIE6	NVCRB2
Reinvested dividends	$1,509,818	212,304	30,820	31,107	744,582	172,913	5,075	14,730
Mortality and expense risk charges (note 2)	(1,570,790)	(167,524)	(28,475)	(47,353)	(375,115)	(253,579)	(2,923)	(6,713)

Net investment income (loss)	(60,972)	44,780	2,345	(16,246)	369,467	(80,666)	2,152	8,017

Realized gain (loss) on investments	4,950,463	(89,075)	(3,654)	189,098	262,923	2,050,415	3,157	1,398
Change in unrealized gain (loss) on investments	3,298,654	1,166,178	535,793	79,600	17,701	1,497,418	35,489	5,263

Net gain (loss) on investments	8,249,117	1,077,103	532,139	268,698	280,624	3,547,833	38,646	6,661

Reinvested capital gains	806,466	263,322	2,012	173,480	-	194,335	-	36,708

Net increase (decrease) in contract owners’ equity resulting from operations	$8,994,611	1,385,205	536,496	425,932	650,091	3,661,502	40,798	51,386

Investment Activity:	NVCCA2	NVCMA2	NVCMC2	TRF	SAM	NVMMG2	NVMMV2	GVEX2
Reinvested dividends	$12,170	9,403	1,171	100,944	157,125	-	4,025	13,449
Mortality and expense risk charges (note 2)	(5,132)	(4,505)	(546)	(131,466)	(476,356)	(5,823)	(3,237)	(6,929)

Net investment income (loss)	7,038	4,898	625	(30,522)	(319,231)	(5,823)	788	6,520

Realized gain (loss) on investments	(3,977)	820	38	732,866	-	1,717	2,173	3,941
Change in unrealized gain (loss) on investments	18,471	10,424	133	1,042,552	-	64,324	5,654	70,032

Net gain (loss) on investments	14,494	11,244	171	1,775,418	-	66,041	7,827	73,973

Reinvested capital gains	29,360	36,136	2,474	-	-	34,195	18,638	15,806

Net increase (decrease) in contract owners’ equity resulting from operations	$50,892	52,278	3,270	1,744,896	(319,231)	94,413	27,253	96,299

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	OGDMP
Reinvested dividends	$-
Mortality and expense risk charges (note 2)	(55,114)

Net investment income (loss)	(55,114)

Realized gain (loss) on investments	1,798,623
Change in unrealized gain (loss) on investments	(1,250,378)

Net gain (loss) on investments	548,245

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$493,131

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		FEIP		FOP		JPMMV1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(60,972)	(13,655)	44,780	118,989	2,345	1,383	(16,246)	(13,140)
Realized gain (loss) on investments	4,950,463	1,779,777	(89,075)	(305,326)	(3,654)	(34,113)	189,098	220,016
Change in unrealized gain (loss) on investments	3,298,654	1,099,171	1,166,178	1,253,109	535,793	(119,427)	79,600	3,227
Reinvested capital gains	806,466	2,785,398	263,322	778,868	2,012	3,535	173,480	157,252

Net increase (decrease) in contract owners’ equity resulting from operations	8,994,611	5,650,691	1,385,205	1,845,640	536,496	(148,622)	425,932	367,355

Equity transactions:
Purchase payments received from contract owners (note 3)	1,187,018	651,415	41,896	30,000	25,203	2,633	18,726	54,660
Transfers between funds	-	-	(299,258)	36,225	(83,947)	(115,510)	912,069	(22,031)
Redemptions (note 3)	(16,256,769)	(13,990,934)	(1,091,079)	(1,192,305)	(148,969)	(179,396)	(431,560)	(440,619)
Annuity benefits	(101,216)	(93,609)	(42,892)	(37,313)	(10,325)	(10,216)	-	-
Contingent deferred sales charges (note 2)	(3,563)	(1,850)	-	-	-	-	(3)	-
Adjustments to maintain reserves	34,317	27,971	10,631	8,630	7,113	4,239	(7)	(22)

Net equity transactions	(15,140,213)	(13,407,007)	(1,380,702)	(1,154,763)	(210,925)	(298,250)	499,225	(408,012)

Net change in contract owners’ equity	(6,145,602)	(7,756,316)	4,503	690,877	325,571	(446,872)	925,157	(40,657)
Contract owners’ equity beginning of period	123,399,507	131,155,823	12,859,850	12,168,973	2,005,549	2,452,421	3,041,477	3,082,134

Contract owners’ equity end of period	$117,253,905	123,399,507	12,864,353	12,859,850	2,331,120	2,005,549	3,966,634	3,041,477

CHANGES IN UNITS:
Beginning units	6,346,414	7,064,173	273,654	301,425	93,998	107,860	98,631	113,151
Units purchased	1,467,069	158,664	1,826	2,937	1,404	253	37,597	2,528
Units redeemed	(1,652,505)	(876,423)	(29,626)	(30,708)	(10,462)	(14,115)	(21,674)	(17,048)

Ending units	6,160,978	6,346,414	245,854	273,654	84,940	93,998	114,554	98,631

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	OGBDP		OGDEP		NVIE6		NVCRB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$369,467	459,176	(80,666)	(58,210)	2,152	81	8,017	2,794
Realized gain (loss) on investments	262,923	277,503	2,050,415	840,690	3,157	(56)	1,398	(1,078)
Change in unrealized gain (loss) on investments	17,701	(414,747)	1,497,418	251,012	35,489	198	5,263	(1,501)
Reinvested capital gains	-	-	194,335	654,480	-	-	36,708	5,982

Net increase (decrease) in contract owners’ equity resulting from operations	650,091	321,932	3,661,502	1,687,972	40,798	223	51,386	6,197

Equity transactions:
Purchase payments received from contract owners (note 3)	58,190	65,914	21,830	59,427	301	19,036	113	-
Transfers between funds	(971,947)	(274,458)	(1,381,393)	17,107	313,059	28,356	641,809	144,194
Redemptions (note 3)	(3,522,153)	(3,249,380)	(2,228,760)	(1,766,125)	(7,371)	(42,212)	(43,959)	(17,908)
Annuity benefits	(9,148)	(9,504)	(2,901)	(2,518)	-	-	-	-
Contingent deferred sales charges (note 2)	(1,092)	(813)	(762)	(295)	(3)	-	-	(7)
Adjustments to maintain reserves	1,273	1,067	1,136	728	(8)	(15)	(15)	(10)

Net equity transactions	(4,444,877)	(3,467,174)	(3,590,850)	(1,691,676)	305,978	5,165	597,948	126,269

Net change in contract owners’ equity	(3,794,786)	(3,145,242)	70,652	(3,704)	346,776	5,388	649,334	132,466
Contract owners’ equity beginning of period	30,326,362	33,471,604	19,299,113	19,302,817	11,043	5,655	163,819	31,353

Contract owners’ equity end of period	$26,531,576	30,326,362	19,369,765	19,299,113	357,819	11,043	813,153	163,819

CHANGES IN UNITS:
Beginning units	1,559,708	1,735,026	995,293	1,090,073	1,263	642	16,433	3,293
Units purchased	39,558	21,647	35,910	17,849	33,965	5,803	62,385	14,939
Units redeemed	(264,538)	(196,965)	(204,011)	(112,629)	(2,624)	(5,182)	(5,065)	(1,799)

Ending units	1,334,728	1,559,708	827,192	995,293	32,604	1,263	73,753	16,433

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	NVCCA2		NVCMA2		NVCMC2		TRF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$7,038	1,834	4,898	20	625	129	(30,522)	9,245
Realized gain (loss) on investments	(3,977)	(1,373)	820	(1)	38	7	732,866	520,478
Change in unrealized gain (loss) on investments	18,471	(3,214)	10,424	(51)	133	2	1,042,552	362,843
Reinvested capital gains	29,360	10,110	36,136	119	2,474	344	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	50,892	7,357	52,278	87	3,270	482	1,744,896	892,566

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	58,980	51,462
Transfers between funds	700,093	7,913	685,449	-	81,340	8,301	(36,613)	(65,088)
Redemptions (note 3)	(26,790)	(5,385)	(18,946)	-	(18,816)	(187)	(1,045,495)	(1,215,560)
Annuity benefits	-	-	-	-	-	-	(19,333)	(16,819)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(1)	(39)
Adjustments to maintain reserves	(4)	(3)	(5)	(1)	(6)	-	9,596	6,941

Net equity transactions	673,299	2,525	666,498	(1)	62,518	8,114	(1,032,866)	(1,239,103)

Net change in contract owners’ equity	724,191	9,882	718,776	86	65,788	8,596	712,030	(346,537)
Contract owners’ equity beginning of period	128,754	118,872	1,470	1,384	8,596	-	9,764,552	10,111,089

Contract owners’ equity end of period	$852,945	128,754	720,246	1,470	74,384	8,596	10,476,582	9,764,552

CHANGES IN UNITS:
Beginning units	12,910	12,626	148	148	859	-	244,928	278,925
Units purchased	64,385	831	63,877	-	7,799	878	3,544	1,720
Units redeemed	(2,474)	(547)	(1,789)	-	(1,805)	(19)	(27,554)	(35,717)

Ending units	74,821	12,910	62,236	148	6,853	859	220,918	244,928

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	SAM		NVMMG2		NVMMV2		GVEX2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(319,231)	(473,050)	(5,823)	(145)	788	144	6,520	938
Realized gain (loss) on investments	-	-	1,717	(50)	2,173	(22)	3,941	(36)
Change in unrealized gain (loss) on investments	-	-	64,324	(642)	5,654	975	70,032	9,510
Reinvested capital gains	-	705	34,195	1,415	18,638	725	15,806	2,239

Net increase (decrease) in contract owners’ equity resulting from operations	(319,231)	(472,345)	94,413	578	27,253	1,822	96,299	12,651

Equity transactions:
Purchase payments received from contract owners (note 3)	960,088	333,437	7,898	-	-	-	-	-
Transfers between funds	8,862,481	49,577	671,132	1,148	347,022	19,063	715,679	45,112
Redemptions (note 3)	(6,916,597)	(4,877,866)	(21,013)	-	(6,991)	-	(3,383)	-
Annuity benefits	(15,997)	(15,871)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,402)	(552)	(3)	-	-	-	-	-
Adjustments to maintain reserves	10,142	6,050	(10)	(9)	(2)	-	(1)	(6)

Net equity transactions	2,898,715	(4,505,225)	658,004	1,139	340,029	19,063	712,295	45,106

Net change in contract owners’ equity	2,579,484	(4,977,570)	752,417	1,717	367,282	20,885	808,594	57,757
Contract owners’ equity beginning of period	34,187,510	39,165,080	12,440	10,723	28,550	7,665	159,051	101,294

Contract owners’ equity end of period	$36,766,994	34,187,510	764,857	12,440	395,832	28,550	967,645	159,051

CHANGES IN UNITS:
Beginning units	2,683,139	3,034,555	1,290	1,163	2,609	813	14,872	10,415
Units purchased	951,531	72,134	65,862	127	34,475	1,796	62,508	4,473
Units redeemed	(722,969)	(423,550)	(4,138)	-	(4,892)	-	(1,762)	(16)

Ending units	2,911,701	2,683,139	63,014	1,290	32,192	2,609	75,618	14,872

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	OGDMP
	2017	2016
Investment activity:
Net investment income (loss)	$(55,114)	(63,843)
Realized gain (loss) on investments	1,798,623	263,138
Change in unrealized gain (loss) on investments	(1,250,378)	(242,123)
Reinvested capital gains	-	1,169,624

Net increase (decrease) in contract owners’ equity resulting from operations	493,131	1,126,796

Equity transactions:
Purchase payments received from contract owners (note 3)	(6,207)	34,846
Transfers between funds	(11,156,975)	120,091
Redemptions (note 3)	(724,887)	(1,003,991)
Annuity benefits	(620)	(1,368)
Contingent deferred sales charges (note 2)	(297)	(144)
Adjustments to maintain reserves	(5,516)	382

Net equity transactions	(11,894,502)	(850,184)

Net change in contract owners’ equity	(11,401,371)	276,612
Contract owners’ equity beginning of period	11,401,371	11,124,759

Contract owners’ equity end of period	$-	11,401,371

CHANGES IN UNITS:
Beginning units	346,679	374,058
Units purchased	443	10,749
Units redeemed	(347,122)	(38,128)

Ending units	-	346,679

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-C (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Overseas Portfolio - Initial Class (FOP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT S&P 500 Index Fund Class II (GVEX2)

*	At December 31, 2017, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccount and/or the fixed account as instructed by the contract owner. Shares of the subaccount are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The maximum variable account charge for contracts offered through the Separate Account is 1.30%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.30% of the daily value of the allocations to the underlying fund options
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $31,420 and $96,387, respectively, and total transfers from the Separate Account to the fixed account were $2,175,059 and $2,062,733, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $56,282 and $1,160 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$117,250,242	$-	$-	$117,250,242

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
Equity-Income Portfolio - Initial Class (FEIP)	$562,689	$1,626,287
VIP Overseas Portfolio - Initial Class (FOP)	79,071	280,941
Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,230,644	574,195
Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)	883,767	4,957,977
Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)	664,318	4,140,695
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	338,171	30,044
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	676,601	33,924
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	741,117	31,428
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	730,844	23,306
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	66,358	741
NVIT Nationwide Fund - Class I (TRF)	198,062	1,253,818
NVIT Money Market Fund - Class I (SAM)	9,492,621	6,905,776
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	737,034	50,662
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	418,583	59,136
NVIT S&P 500 Index Fund Class II (GVEX2)	761,883	27,274
Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (obsolete) (OGDMP)	873	11,950,054

	$17,582,636	$31,946,258

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Equity-Income Portfolio - Initial Class (FEIP)
2017	1.30%	245,854	$51.37	$12,629,254	1.65%	11.43%
2016	1.30%	273,654	46.10	12,615,255	2.28%	16.49%
2015	1.30%	301,425	39.57	11,928,691	3.10%	-5.21%
2014	1.30%	330,381	41.75	13,793,675	3.23%	7.30%
2013	1.30%	299,638	38.91	11,658,494	2.44%	26.48%
VIP Overseas Portfolio - Initial Class (FOP)
2017	1.30%	84,940	26.56	2,256,421	1.41%	28.60%
2016	1.30%	93,998	20.66	1,941,762	1.36%	-6.29%
2015	1.30%	107,860	22.04	2,377,766	1.34%	2.28%
2014	1.30%	115,758	21.55	2,495,054	1.33%	-9.27%
2013	1.30%	121,662	23.76	2,890,311	1.22%	28.74%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2017	1.30%	114,554	34.63	3,966,634	0.86%	12.29%
2016	1.30%	98,631	30.84	3,041,477	0.87%	13.21%
2015	1.30%	113,151	27.24	3,082,134	1.01%	-3.92%
2014	1.30%	121,914	28.35	3,456,347	0.72%	13.61%
2013	1.30%	86,097	24.95	2,148,484	1.08%	30.58%
Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)
2017	1.30%	1,334,728	19.84	26,476,615	2.59%	2.23%
2016	1.30%	1,559,708	19.40	30,264,792	2.71%	0.79%
2015	1.30%	1,735,026	19.25	33,402,318	3.64%	-0.20%
2014	1.30%	1,976,820	19.29	38,131,712	3.87%	3.55%
2013	1.30%	2,297,496	18.63	42,796,436	4.63%	-2.75%
Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)
2017	1.30%	827,192	23.38	19,341,984	0.89%	20.74%
2016	1.30%	995,293	19.37	19,274,245	0.99%	9.50%
2015	1.30%	1,090,073	17.69	19,278,257	1.14%	-0.45%
2014	1.30%	1,276,247	17.76	22,672,147	0.90%	12.42%
2013	1.30%	1,287,846	15.80	20,350,433	1.30%	34.45%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017	1.30%	32,604	10.98	357,819	2.26%	25.43%
2016	1.30%	1,263	8.75	11,043	2.07%	-0.67%
2015	1.30%	642	8.81	5,655	0.30%	-11.91%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2017	1.30%	73,753	11.03	813,153	2.85%	10.60%
2016	1.30%	16,433	9.97	163,819	4.42%	4.73%
2015	1.30%	3,293	9.52	31,353	3.68%	-4.82%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2017	1.30%	74,821	11.40	852,945	3.05%	14.30%
2016	1.30%	12,910	9.97	128,754	2.76%	5.93%
2015	1.30%	12,626	9.41	118,872	3.10%	-5.85%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2017	1.30%	62,236	11.57	720,246	2.66%	16.54%
2016	1.30%	148	9.93	1,470	2.65%	6.20%
2015	1.30%	148	9.35	1,384	0.94%	-6.49%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2017	1.30%	6,853	10.85	74,384	2.81%	8.46%
2016	1.30%	859	10.01	8,596	2.93%	4.62%
NVIT Nationwide Fund - Class I (TRF)
2017	1.30%	220,918	46.86	10,352,649	1.00%	18.96%
2016	1.30%	244,928	39.39	9,648,366	1.39%	9.94%
2015	1.30%	278,925	35.83	9,993,728	1.20%	-0.38%
2014	1.30%	289,402	35.96	10,408,332	1.47%	10.69%
2013	1.30%	166,971	32.49	5,425,128	1.26%	29.40%

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Money Market Fund - Class I (SAM)
2017	1.30%	2,911,701	$12.59	$36,653,691	0.43%	-0.88%
2016	1.30%	2,683,139	12.70	34,076,530	0.01%	-1.29%
2015	1.30%	3,034,555	12.87	39,042,831	0.00%	-1.30%
2014	1.30%	3,913,202	13.04	51,010,680	0.00%	-1.30%
2013	1.30%	537,472	13.21	7,098,529	0.00%	-1.30%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2017	1.30%	63,014	12.14	764,857	0.00%	25.87%
2016	1.30%	1,290	9.64	12,440	0.00%	4.68%
2015	1.30%	1,163	9.21	10,723	0.00%	-7.88%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	1.30%	32,192	12.30	395,832	1.62%	12.36%
2016	1.30%	2,609	10.94	28,550	2.45%	16.07%
2015	1.30%	813	9.43	7,665	1.22%	-5.72%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2017	1.30%	75,618	12.80	967,645	2.47%	19.65%
2016	1.30%	14,872	10.69	159,051	2.06%	9.95%
2015	1.30%	10,415	9.73	101,294	3.75%	-2.73%	****
Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (obsolete) (OGDMP)
2016	1.30%	346,679	32.85	11,386,694	0.72%	10.58%
2015	1.30%	374,058	29.70	11,110,479	0.66%	-7.10%
2014	1.30%	436,300	31.97	13,948,939	0.62%	14.36%
2013	1.30%	476,115	27.96	13,310,921	1.10%	38.76%
Mid Cap Growth Portfolio- Class 1 (obsolete) (OGGO)
2013	1.30%	490,178	60.40	29,604,366	0.06%	41.44%
Insurance Trust Equity Index Portfolio: Class 1 (obsolete) (OGEI)
2013	1.30%	1,308,732	16.89	22,105,122	1.96%	30.10%
Intrepid Growth Portfolio- Class 1 (obsolete) (OGLG)
2013	1.30%	724,004	30.44	22,035,844	1.08%	32.72%

2017	Reserves for annuity contracts in payout phase:				$629,776
2017	Contract Owners’ Equity:				$117,253,905
2016	Reserves for annuity contracts in payout phase:				$636,663
2016	Contract Owners’ Equity:				$123,399,507
2015	Reserves for annuity contracts in payout phase:				$662,673
2015	Contract Owners’ Equity:				$131,155,823
2014	Reserves for annuity contracts in payout phase:				$753,289
2014	Contract Owners’ Equity:				$156,670,175
2013	Reserves for annuity contracts in payout phase:				$784,876
2013	Contract owners equity:				$180,208,944
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.